AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 10, 2013.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 244	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 246	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Andrew Schlossberg	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St. Suite 3100
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on August 30, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of September, 2013.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 10, 2013
Andrew Schlossberg

/s/ Steven Hill	Treasurer	September 10, 2013
Steven Hill

/s/ Anna Paglia	Secretary	September 10, 2013
Anna Paglia

* /s/ Kevin M. Carome	Trustee	September 10, 2013
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	September 10, 2013
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	September 10, 2013
Todd J. Barre

* /s/ Marc M. Kole	Trustee	September 10, 2013
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	September 10, 2013
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	September 10, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	September 10, 2013
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	September 10, 2013
Donald H. Wilson

* By: /s/ Anna Paglia	Attorney-In-Fact	September 10, 2013
Anna Paglia

*	Anna Paglia signs this registration statement pursuant to powers of attorney filed herewith, and with Post-Effective Amendment No. 239 and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase